Loans and Borrowings - Schedule of Company’s Outstanding Loans and Borrowings (Details)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Schedule of Company Outstanding Loans and Borrowings [Abstract]
2025	$ 313,950	$ 229,798
2026	256,713	187,903
2027	256,712	187,902
2028	129,200	94,569
Thereafter
Total loans and borrowings	956,575	700,172
Less: Imputed interest	(120,775)	(88,402)
Present value of loans and borrowings	$ 835,800	$ 611,770	$ 1,266,265